RELATED PARTY DISCLOSURES (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure Of Related Party Disclosures [Line Items]
Short-term benefits	CAD 5,183	CAD 4,748
Share-based payments	20,135	20,169
Key management personnel compensation	CAD 25,318	CAD 24,917
Key management personnel [member]
Disclosure Of Related Party Disclosures [Line Items]
Number of individuals included in the above amounts	20	18